Finance debts (Tables)	12 Months Ended
Dec. 31, 2020
Statements
Schedule of finance debts

	December 31, 2020				December 31, 2019
		Current				Current
		portion of				portion of
	Short-term	long-term	Long-term		Short-term	long-term	Long-term
(€ million)	debt	debt	debt	Total	debt	debt	debt	Total
Banks	337	759	3,193	4,289	187	504	2,341	3,032
Ordinary bonds		1,140	18,280	19,420		2,642	16,137	18,779
Convertible bonds			396	396			393	393
Commercial papers	2,233			2,233	1,778			1,778
Other financial institutions	312	10	26	348	487	10	39	536
	2,882	1,909	21,895	26,686	2,452	3,156	18,910	24,518

Schedule of fair value of long-term debt

Fair value of long-term debt, including the current portion of long-term debt is described below:

(€ million)	December 31, 2020	December 31, 2019
Ordinary bonds	22,429	19,173
Convertible bonds	497	402
Banks	4,008	2,904
Other financial institutions	36	49
	26,970	22,528

Schedule of changes in liabilities arising from financing activities

	Long-term debt		Long-term and current
	and current	Short-term	portion of long-term lease
(€ million)	portion of long-term debt	debt	liabilities	Total
Carrying amount at December 31, 2019	22,066	2,452	5,648	30,166
Cash flows	2,178	937	(869)	2,246
Currency translation differences	(348)	(528)	(333)	(1,209)
Other non-monetary changes	(92)	21	572	501
Carrying amount at December 31, 2020	23,804	2,882	5,018	31,704

Currency
Statements
Schedule of finance debts

The following table provides a breakdown by currency of finance debt and the related weighted average interest rates:

	December 31, 2020				December 31, 2019
			Long term				Long term
			debt and				debt and
			current				current
	Short term		portion of long		Short term		portion of long
	debt	Average rate	term debt	Average rate	debt	Average rate	term debt	Average rate
	(€ million)	(%)	(€ million)	(%)	(€ million)	(%)	(€ million)	(%)
Euro	1,004		19,142	1.7	464	0.2	16,526	2.1
U.S. dollar	1,870	1.1	4,522	4.6	1,981	2.3	5,392	4.6
Other currencies	8	(0.5)	140	4.3	7	(0.7)	148	4.3
	2,882		23,804		2,452		22,066

Ordinary Bonds
Statements
Schedule of finance debts

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2020:

		Discount on bond
		issue and accrued			Maturity		Rate %
(€ million)	Amount	expense	Total	Currency	from	to	from	to
Issuing entity
Euro Medium Term Notes
Eni SpA	1,200	16	1,216	EUR		2025		3.750
Eni SpA	1,000	28	1,028	EUR		2029		3.625
Eni SpA	1,000	12	1,012	EUR		2023		3.250
Eni SpA	1,000	10	1,010	EUR		2031		2.000
Eni SpA	1,000	9	1,009	EUR		2026		1.500
Eni SpA	1,000	2	1,002	EUR		2030		0.625
Eni SpA	1,000		1,000	EUR		2026		1.250
Eni SpA	900	(2)	898	EUR		2024		0.625
Eni SpA	800	2	802	EUR		2021		2.625
Eni SpA	800	1	801	EUR		2028		1.625
Eni SpA	750	10	760	EUR		2024		1.750
Eni SpA	750	6	756	EUR		2027		1.500
Eni SpA	750	(4)	746	EUR		2034		1.000
Eni SpA	700	2	702	EUR		2022		0.750
Eni SpA	650	3	653	EUR		2025		1.000
Eni SpA	600	(4)	596	EUR		2028		1.125
Eni Finance International SA	1,427	(3)	1,424	USD	2026	2027		variable
Eni Finance International SA	795	6	801	EUR	2025	2043	1.275	5.441
Eni Finance International SA	111	5	116	GBP		2021		4.750
Eni Finance International SA	24		24	YEN		2021		1.955
	16,257	99	16,356
Other bonds
Eni SpA	815	5	820	USD		2023		4.000
Eni SpA	815	3	818	USD		2028		4.750
Eni SpA	815	(1)	814	USD		2029		4.250
Eni SpA	285	1	286	USD		2040		5.700
Eni USA Inc	326		326	USD		2027		7.300
	3,056	8	3,064
	19,313	107	19,420

Convertible Bonds
Statements
Schedule of finance debts

The following table provides a breakdown of convertible bonds issued by Eni SpA as of December 31, 2020:

		Discount on bond
		issue and accrued
(€ million)	Amount	expense	Total	Currency	Maturity	Rate %
Eni SpA	400	(4)	396	EUR	2022	0.000